LONG-TERM NOTES PAYABLE (Details) - USD ($)			1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	May 04, 2020	Jun. 07, 2016	Aug. 27, 2020	Jan. 31, 2020	Sep. 27, 2019	Aug. 30, 2019	Feb. 15, 2016	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM NOTES PAYABLE (Details) [Line Items]
Company issued (in Shares)				6,542		8,142,894
Principal balance of promissory notes								$ 370,051		$ 370,051			$ 3,882,868
Principal amount								$ 11,254,236		$ 11,254,236		$ 10,000,000
Promissory Notes [Member]
LONG-TERM NOTES PAYABLE (Details) [Line Items]
Promissory notes, description		the Company entered into two 10%, 18-month promissory notes for $100,000 each with an individual (the “Promissory Notes”). Pursuant to several amendments to the Promissory Notes through July 2019, (i) the Promissory Notes were extended to September 30, 2021 (the “Maturity Date”), (ii) accrued and unpaid interest on the Promissory Notes totaling $39,921 was transferred to principal, and (iii) interest will be accrued from August 2019 through the Maturity Date.					the Company entered into two 10%, 18-month promissory notes for $100,000 each with an individual (the “Promissory Notes”). Pursuant to several amendments to the Promissory Notes through July 2019, (i) the Promissory Notes were extended to September 30, 2021 (the “Maturity Date”), (ii) accrued and unpaid interest on the Promissory Notes totaling $39,921 was transferred to principal, and (iii) interest will be accrued from August 2019 through the Maturity Date.	$3,865	$5,981	$15,861	$17,447
Principal balance of promissory notes								$ 0		$ 0		239,921
Accrued interest										0		9,997
Convertible Promissory Notes [Member]
LONG-TERM NOTES PAYABLE (Details) [Line Items]
Accrued interest										35,471		31,243
Convertible promissory note								300,000		$ 300,000
Convertible promissory note												$ 300,000
Description of payment of quarterly gross revenue										The maturity date of the Note is based on the payment of 0.6% of quarterly gross revenue until 1.5 times the amount of the Note is paid.
Interest expense								$ 11,250	$ 33,750	$ 11,250	$ 33,750
Warrants to purchase shares of common stock (in Shares)					46,893
Paycheck Protection Program Loan [Member]
LONG-TERM NOTES PAYABLE (Details) [Line Items]
Principal balance of promissory notes	$ 370,051
Principal amount	$ 666,000
Paycheck protection program loan matures term	The PPP Loan matures on the two-year anniversary of the funding date and bears interest at a fixed rate of 1.00% per annum.
Interest rate per annum	1.00%
Long term liabilities	$ 396,040
Description of paycheck protection program loan	For purposes of the CARES Act, payroll costs exclude compensation of an individual employee earning more than $100,000, prorated annually. Not more than 40% of the forgiven amount may be for non-payroll costs. Forgiveness is reduced if full-time headcount declines, or if salaries and wages for employees with salaries of $100,000 or less annually are reduced by more than 25%.
Series A Preferred Stock [Member]
LONG-TERM NOTES PAYABLE (Details) [Line Items]
Company issued (in Shares)			132,890